Average Annual Total Returns - Nationwide American Century Small Cap Income Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses, or taxes.) 1 Year	Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses, or taxes.) 5 Years	Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses, or taxes.) 10 Years
Total	(1.46%)	6.02%	7.22%	(1.68%)	4.51%	5.66%	(0.74%)	4.55%	5.58%	2.74%	6.46%	7.06%	4.84%	7.66%	8.21%	4.67%	7.41%	7.94%	4.63%	9.65%	8.66%